Rio Tinto financial information by business unit - Schedule of financial information by business unit (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Employee	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Employee	Jan. 01, 2018 USD ($)
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 40,522	$ 40,030	$ 33,781
Proft on ordinary activities before finance items and tax		18,200	14,474	7,116
Depreciation & amortisation in subsidiaries excluding capitalised depreciation		(3,909)	(4,302)	(4,691)
Impairment charges		(132)	(796)	(249)
Net earnings		13,638	8,762	4,617
Capital expenditure		4,844	4,344	2,658
Depreciation and amortisation expense proportionately consolidated		4,015	4,375	4,794
Operating assets		$ 43,431	$ 48,556	$ 48,877
Number of employees | Employee		47,758	46,807	51,018
Pre-tax gains on disposals of property, plant and equipment	$ 549	$ 586	$ 138	$ 354
Capital expenditure per cash flow statement		5,430	4,482	3,012
Net cash/(debt)		255	(3,845)	(9,587)
Equity attributable to owners of Rio Tinto (see Group balance sheet)		43,686	44,711	39,290	$ 44,542
Net assets/(liabilities) of disposal groups held for sale [Member]
Disclosure of operating segments [Line Items]
Operating assets		440	370	(7)
Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		695	706	613
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		42,850	41,872	35,329
Capital expenditure		5,279	4,691	3,355
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		18,485	18,251	14,605
Proft on ordinary activities before finance items and tax		11,325	11,520	8,526
Net earnings		6,514	6,692	4,611
Capital expenditure		1,288	1,201	868
Depreciation and amortisation expense proportionately consolidated		1,682	1,645	1,645
Operating assets		$ 14,488	$ 16,537	$ 16,359
Number of employees | Employee		10,422	10,159	10,424
Reportable segments [Member] | Iron Ore [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 126	$ 108	$ 75
Proft on ordinary activities before finance items and tax		58	137	(32)
Net earnings		54	116	(51)
Operating assets		2	2	2
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		12,191	11,005	9,458
Proft on ordinary activities before finance items and tax		3,095	3,423	2,472
Net earnings		1,347	1,583	947
Capital expenditure		1,373	1,436	916
Depreciation and amortisation expense proportionately consolidated		1,122	1,199	1,250
Operating assets		$ 16,446	$ 16,346	$ 15,782
Number of employees | Employee		13,640	13,345	14,037
Reportable segments [Member] | Aluminium [Member] | Intrasegment [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ (861)	$ (790)	$ (786)
Proft on ordinary activities before finance items and tax		(7)	(25)
Net earnings		(5)	(17)
Operating assets		(20)	(18)
Reportable segments [Member] | Aluminium [Member] | Inter-segment and other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		(3,226)	(2,321)	(1,822)
Proft on ordinary activities before finance items and tax		(88)	(19)	(50)
Net earnings		(67)	(12)	(13)
Capital expenditure			5	1
Depreciation and amortisation expense proportionately consolidated		(1)	6	25
Operating assets		$ 789	$ 772	$ 171
Number of employees | Employee		180	222	231
Reportable segments [Member] | Aluminium [Member] | Integrated operations [Member]
Disclosure of operating segments [Line Items]
Capital expenditure		$ 1,881	$ 1,436	$ 916
Depreciation and amortisation expense proportionately consolidated		1,122	1,199	1,250
Operating assets		$ 16,446	$ 16,346	$ 15,782
Number of employees | Employee		13,640	13,345	14,037
Reportable segments [Member] | Aluminium [Member] | Other product group items [Member]
Disclosure of operating segments [Line Items]
Capital expenditure		$ (508)
Reportable segments [Member] | Aluminium [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		126	$ 109	$ 76
Proft on ordinary activities before finance items and tax		137	126	167
Net earnings		122	115	154
Reportable segments [Member] | Aluminium [Member] | Bauxite [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		2,324	2,019	1,913
Proft on ordinary activities before finance items and tax		790	804	848
Net earnings		412	463	493
Capital expenditure		953	825	343
Depreciation and amortisation expense proportionately consolidated		165	123	110
Operating assets		$ 2,494	$ 1,897	$ 1,278
Number of employees | Employee		2,676	2,534	2,592
Reportable segments [Member] | Aluminium [Member] | Alumina [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 3,340	$ 2,661	$ 2,118
Proft on ordinary activities before finance items and tax		1,137	454	27
Net earnings		634	180	(121)
Capital expenditure		218	108	87
Depreciation and amortisation expense proportionately consolidated		194	209	206
Operating assets		$ 2,721	$ 2,733	$ 2,588
Number of employees | Employee		2,009	2,012	2,139
Reportable segments [Member] | Aluminium [Member] | Bauxite & Alumina [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 4,803	$ 3,890	$ 3,245
Proft on ordinary activities before finance items and tax		1,920	1,233	875
Net earnings		1,041	626	372
Capital expenditure		1,171	933	430
Depreciation and amortisation expense proportionately consolidated		359	332	316
Operating assets		$ 5,195	$ 4,612	$ 3,866
Number of employees | Employee		4,685	4,546	4,731
Reportable segments [Member] | Aluminium [Member] | Primary Metal [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 6,468	$ 5,808	$ 4,913
Proft on ordinary activities before finance items and tax		1,418	1,762	1,258
Net earnings		595	778	402
Capital expenditure		595	389	394
Depreciation and amortisation expense proportionately consolidated		615	665	716
Operating assets		$ 9,306	$ 9,946	$ 10,701
Number of employees | Employee		6,497	6,404	6,799
Reportable segments [Member] | Aluminium [Member] | Pacific Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 2,541	$ 2,305	$ 1,971
Proft on ordinary activities before finance items and tax		148	453	264
Net earnings			176	62
Capital expenditure		115	109	91
Depreciation and amortisation expense proportionately consolidated		149	196	193
Operating assets		$ 1,156	$ 1,016	$ 1,044
Number of employees | Employee		2,278	2,173	2,276
Reportable segments [Member] | Aluminium [Member] | Integrated operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 10,586	$ 9,682	$ 8,307
Proft on ordinary activities before finance items and tax		3,398	3,429	2,347
Net earnings		1,569	1,568	823
Reportable segments [Member] | Aluminium [Member] | Other product group items [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		1,479	1,214	1,075
Proft on ordinary activities before finance items and tax		(440)	(132)	(42)
Net earnings		(344)	(100)	(30)
Reportable segments [Member] | Aluminium [Member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		12,065	10,896	9,382
Proft on ordinary activities before finance items and tax		2,958	3,297	2,305
Net earnings		1,225	1,468	793
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		6,468	4,842	4,524
Proft on ordinary activities before finance items and tax		2,776	1,904	1,387
Net earnings		1,054	263	(18)
Capital expenditure		2,150	1,622	1,441
Depreciation and amortisation expense proportionately consolidated		1,317	1,452	1,601
Operating assets		$ 11,389	$ 11,743	$ 11,530
Number of employees | Employee		8,671	8,354	9,489
Reportable segments [Member] | Copper & Diamonds [member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		$ (267)	$ (205)	$ (190)
Net earnings		(149)	(99)	(95)
Capital expenditure		11	1	(2)
Depreciation and amortisation expense proportionately consolidated		5	5	4
Operating assets		$ 129	$ 135	$ 166
Number of employees | Employee		146	142	127
Reportable segments [Member] | Copper & Diamonds [member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 6,468	$ 4,842	$ 4,524
Proft on ordinary activities before finance items and tax		3,043	2,109	1,577
Net earnings		1,203	362	77
Capital expenditure		2,139	1,621	1,443
Depreciation and amortisation expense proportionately consolidated		1,312	1,447	1,597
Operating assets		$ 11,260	$ 11,608	$ 11,364
Number of employees | Employee		8,525	8,212	9,362
Reportable segments [Member] | Copper & Diamonds [member] | Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 695	$ 706	$ 613
Proft on ordinary activities before finance items and tax		301	287	239
Net earnings		118	92	47
Capital expenditure		64	85	97
Depreciation and amortisation expense proportionately consolidated		118	132	164
Operating assets		$ 267	$ 441	$ 655
Number of employees | Employee		967	922	907
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 5,697	$ 7,764	$ 6,734
Proft on ordinary activities before finance items and tax		2,193	2,803	1,806
Net earnings		1,012	1,242	612
Capital expenditure		456	467	141
Depreciation and amortisation expense proportionately consolidated		475	652	739
Operating assets		$ 3,861	$ 6,313	$ 7,049
Number of employees | Employee		10,106	10,864	13,453
Reportable segments [Member] | Energy & Minerals [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 60	$ 43	$ 22
Proft on ordinary activities before finance items and tax		(52)	(9)	(31)
Net earnings		(37)	(7)	(25)
Capital expenditure				4
Depreciation and amortisation expense proportionately consolidated				1
Operating assets		$ 41	$ 41	$ 38
Number of employees | Employee		33	25	763
Reportable segments [Member] | Energy & Minerals [Member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 5,637	$ 7,721	$ 6,712
Proft on ordinary activities before finance items and tax		2,260	2,825	1,939
Net earnings		1,056	1,255	684
Capital expenditure		456	467	137
Depreciation and amortisation expense proportionately consolidated		475	652	738
Operating assets		$ 3,805	$ 6,255	$ 6,998
Number of employees | Employee		10,003	10,829	12,055
Reportable segments [Member] | Energy & Minerals [Member] | Uranium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 415	$ 417	$ 456
Proft on ordinary activities before finance items and tax		18	15	54
Net earnings		(4)	(26)	10
Capital expenditure		8	21	30
Depreciation and amortisation expense proportionately consolidated		4	37	25
Operating assets		$ (406)	$ (327)	$ (143)
Number of employees | Employee		1,324	1,307	1,303
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 9	$ 10	$ 8
Proft on ordinary activities before finance items and tax		(70)	(116)	(95)
Net earnings		(102)	(138)	(88)
Capital expenditure		12	(35)	(11)
Depreciation and amortisation expense proportionately consolidated		26	32	34
Operating assets		$ (442)	$ (328)	$ 203
Number of employees | Employee		187	203	249
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ (15)	$ (15)	$ (11)
Operating assets		129	206	142
Product group [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		42,835	41,857	35,318
Proft on ordinary activities before finance items and tax		19,319	19,534	14,096
Net earnings		9,825	9,642	6,064
Capital expenditure		5,279	4,691	3,355
Depreciation and amortisation expense proportionately consolidated		4,622	4,980	5,269
Operating assets		$ 45,742	$ 50,611	$ 50,923
Number of employees | Employee		43,026	42,925	47,652
Central pension costs, share-based payments and insurance [Member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		$ (128)	$ (68)	$ (34)
Net earnings		(90)	(48)	(24)
Restructuring, Project and One-Off Costs [Member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		(272)	(177)	(13)
Net earnings		(190)	(124)	(9)
Central Costs [Member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		(552)	(491)	(364)
Net earnings		(410)	(311)	(208)
Exploration and evaluation [Member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		(231)	(218)	(175)
Net earnings		(193)	(178)	(147)
Net interest [Member]
Disclosure of operating segments [Line Items]
Net earnings		(134)	(354)	(576)
Underlying earnings [member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		18,136	18,580	13,510
Net earnings		8,808	8,627	5,100
Items excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue			10	18
Proft on ordinary activities before finance items and tax		5,127	1,912	(687)
Net earnings		4,830	135	(483)
EBITDA and Net Earnings [Member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		23,263	20,492	12,823
Net earnings		13,638	8,762	4,617
Capital expenditure of equity accounted units
Disclosure of operating segments [Line Items]
Adjustment for equity accounted units revenue		(2,313)	(1,837)	(1,555)
Depreciation and amortisation in equity accounted units		650	648	526
Taxation and finance items in equity accounted units		(372)	(272)	(241)
Capital expenditure		(500)	(417)	(651)
Depreciation and amortisation expense proportionately consolidated		(650)	(647)	(526)
Other items [Member]
Disclosure of operating segments [Line Items]
Capital expenditure		65	70	(46)
Depreciation and amortisation expense proportionately consolidated		43	42	51
Operating assets		$ (2,880)	$ (2,631)	$ (2,181)
Number of employees | Employee		4,432	3,882	3,377
Oyu Tolgoi and Turquoise Hill [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 1,180	$ 940	$ 1,203
Proft on ordinary activities before finance items and tax		375	256	436
Net earnings		69	36	52
Capital expenditure		1,284	901	322
Depreciation and amortisation expense proportionately consolidated		219	344	450
Operating assets		$ 6,072	$ 4,725	$ 3,804
Number of employees | Employee		2,863	2,835	2,728
Grasberg Joint Venture | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 457	$ 33
Proft on ordinary activities before finance items and tax		281	(3)	$ (17)
Net earnings		217	(169)	(64)
Capital expenditure		171	138	174
Depreciation and amortisation expense proportionately consolidated		$ 30	42	89
Operating assets			$ 1,137	$ 1,151
Number of employees | Employee		1,615	1,642	2,859
Pilbara [member] | Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 18,359	$ 18,143	$ 14,530
Proft on ordinary activities before finance items and tax		11,267	11,383	8,558
Net earnings		6,460	6,576	4,662
Capital expenditure		1,288	1,201	868
Depreciation and amortisation expense proportionately consolidated		1,682	1,645	1,645
Operating assets		$ 14,486	$ 16,535	$ 16,357
Number of employees | Employee		10,422	10,159	10,424
Rio Tinto Kennecott [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary		100.00%
Consolidated sales revenue		$ 1,862	$ 1,352	$ 1,243
Proft on ordinary activities before finance items and tax		785	539	126
Net earnings		293	78	(228)
Capital expenditure		318	249	333
Depreciation and amortisation expense proportionately consolidated		427	422	530
Operating assets		$ 1,864	$ 1,936	$ 2,189
Number of employees | Employee		1,993	1,734	1,638
Escondida [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary		30.00%
Consolidated sales revenue		$ 2,274	$ 1,811	$ 1,465
Proft on ordinary activities before finance items and tax		1,301	1,030	793
Net earnings		506	325	270
Capital expenditure		302	248	517
Depreciation and amortisation expense proportionately consolidated		518	507	364
Operating assets		$ 3,057	$ 3,369	$ 3,565
Number of employees | Employee		1,087	1,079	1,230
Rio Tinto Coal Australia | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 989	$ 2,829	$ 2,634
Proft on ordinary activities before finance items and tax		893	1,223	893
Net earnings		591	716	382
Capital expenditure		32	84	(107)
Depreciation and amortisation expense proportionately consolidated		34	152	297
Operating assets		$ (837)	$ 1,040	$ 1,807
Number of employees | Employee		1,005	1,924	3,049
Iron Ore Company of Canada [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 1,561	$ 1,867
Net earnings		176	221
Equity attributable to owners of Rio Tinto (see Group balance sheet)		$ 994	1,153
Iron Ore Company of Canada [member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary		58.70%
Consolidated sales revenue		$ 1,583	1,867	$ 1,324
Proft on ordinary activities before finance items and tax		586	770	335
Net earnings		166	235	64
Capital expenditure		189	202	75
Depreciation and amortisation expense proportionately consolidated		154	157	151
Operating assets		$ 975	$ 988	$ 1,018
Number of employees | Employee		2,397	2,382	2,308
Rio Tinto Iron Titanium | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 1,782	$ 1,763	$ 1,419
Proft on ordinary activities before finance items and tax		510	546	370
Net earnings		174	201	86
Capital expenditure		169	119	97
Depreciation and amortisation expense proportionately consolidated		201	219	189
Operating assets		$ 3,390	$ 3,881	$ 3,662
Number of employees | Employee		4,058	4,048	4,094
Rio Tinto Borates [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary		100.00%
Consolidated sales revenue		$ 622	$ 630	$ 620
Proft on ordinary activities before finance items and tax		197	244	213
Net earnings		111	126	117
Capital expenditure		44	28	31
Depreciation and amortisation expense proportionately consolidated		62	65	53
Operating assets		$ 518	$ 523	$ 508
Number of employees | Employee		980	936	984
Dampier Salt [member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary		68.40%
Consolidated sales revenue		$ 246	$ 215	$ 259
Proft on ordinary activities before finance items and tax		56	27	74
Net earnings		18	3	25
Capital expenditure		14	13	11
Depreciation and amortisation expense proportionately consolidated		20	22	23
Operating assets		$ 165	$ 150	$ 146
Number of employees | Employee		239	232	317
Simandou Iron Ore Project | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Proft on ordinary activities before finance items and tax		$ (15)	$ (13)	$ (102)
Net earnings		(7)	(6)	(47)
Operating assets		$ 15	$ 17	$ 13
Number of employees | Employee		70	10	635